Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Passenger revenues:
Fare revenues	$ 1,517,106	$ 1,650,287	$ 1,661,176
Other passenger revenues	1,492,593	1,473,237	1,078,251
Total passenger revenue	3,009,699	3,123,524	2,739,427
Non-passenger revenues:
Other non-passenger revenues	111,551	115,424	92,977
Cargo	20,626	20,025	14,786
Total operating revenues	3,141,876	3,258,973	2,847,190
Other operating income (Note 22)	(206,444)	(54,710)	(25,066)
Fuel expense (Note 3a)	893,987	1,165,078	1,299,254
Landing, take-off and navigation expenses	492,507	503,366	379,108
Salaries and benefits	411,253	386,723	283,089
Depreciation of right-of-use assets (Note 14)	409,935	362,015	320,443
Sales, marketing and distribution expenses	169,472	167,341	124,287
Other operating expenses (Note 22)	139,248	169,864	102,585
Aircraft and engine variable lease expenses (Note 14)	135,155	103,845	124,532
Maintenance expenses	100,426	98,445	97,783
Depreciation and amortization (Notes 12 and 13)	183,115	134,296	97,486
Operating income	413,222	222,710	43,689
Finance income (Note 23)	49,444	38,222	12,902
Finance cost (Note 23)	(293,639)	(219,343)	(192,535)
Foreign exchange gain (loss) net (Note 3b)	13,662	(34,147)	3,581
Income (loss) before income tax	182,689	7,442	(132,363)
Income tax (expense) benefit (Note 20)	(56,314)	377	52,139
Net income (loss)	$ 126,375	$ 7,819	$ (80,224)
Earnings (loss) per share basic:	$ 0.110	$ 0.007	$ (0.069)
Earnings (loss) per share diluted:	$ 0.108	$ 0.007	$ (0.069)